INCOME TAXES - Summary of principal components of deferred income tax assets (Detail) - CNY (¥) ¥ in Thousands	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Deferred tax assets:
Net losses carry forwards	¥ 215,193	¥ 268,477
Impairment loss on long-term assets	313,668	263,774
Allowance of doubtful accounts	37,668
Other accrued expenses	22,746	21,322
Deferred rent		53,757
Advertising expenses	12,592	12,592
Valuation allowance	¥ (601,867)	¥ (619,922)	¥ (338,964)	¥ (233,191)